Employee Benefits - Summary of Assumptions Used in Determining the Net Period Cost (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Puerto Rico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	2.34%	3.23%	4.45%
Rate of future salary increases	2.75%	2.75%	2.75%
Percentage of increase in health care costs for the coming year	2.28%	3.18%	3.87%
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return		7.03%	9.10%
Rate of future salary increases	3.25%	3.80%	4.00%
Percentage of increase in health care costs for the coming year	9.96%	10.30%	10.50%
Year to which this level will be maintained	2031	2029	2029
Brazil [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	6.48%
Brazil [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	7.39%
Mexico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	10.04%	10.50%	11.81%
Rate of future salary increases	2.84%	3.20%	3.55%
Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase of pensions	1.60%	1.60%	1.60%
Europe [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.00%	0.00%	0.00%
Europe [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	1.31%	1.38%	1.51%
Europe [member] | Actuarial assumption rate one [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	0.25%	0.75%	1.25%
Rate of future salary increases	3.00%	3.00%	3.00%
Europe [member] | Actuarial assumption rate two [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	0.50%	1.00%	1.75%
Rate of future salary increases	3.50%	3.50%	3.50%
Europe [member] | Actuarial assumption rate three [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	0.75%	1.25%	2.00%
Rate of future salary increases	4.10%	4.40%	4.40%